Income taxes (Tables)	12 Months Ended
Aug. 31, 2021
Major components of tax expense (income) [abstract]
Disclosure of Detailed Information About Components of Income Tax Expense

The reconciliation of the combined federal and provincial statutory income tax rate of 26.5% (2020 - 26.5%) to the effective tax rate is as follows:

	2021	2020
	$	$

Income (loss) before income taxes	(40,794,817)	(32,416,108)
Statutory income tax rate	26.5%	26.5%
Expected income tax (benefit)	(10,810,627)	(8,590,269)

Reconciling items:
Foreign rate differential	(243,335)	443,749
Stock-based compensation and other non-deductible expenses	1,318,852	484,247
True up of prior period balances	1,323,876	-
Deferred tax assets not recognized	8,411,234	7,662,273
Income tax expense	-	-

Disclosure of Detailed Information About Recognized Deferred Tax Assets and Liabilities

The Company had the following temporary differences that would ordinarily give rise to deferred taxes:

	2021	2020
	$	$
Deferred tax assets
Net operating losses	1,664,801	1,340,296

Deferred tax liabilities
Intangible assets	(1,391,070)	(919,340)
Other - Canada	-	(14,052)
Other - United States	(273,731)	(318,712)
Convertible Debt	-	(88,192)
Net deferred tax asset	-	-

Disclosure of Detailed Information About Unrecognized Deductible Temporary Differences and Unused Tax Losses

	2021	2020
	$	$

Intangible assets	28,362,021	25,826,171
Net operating losses	153,954,414	133,010,627
Net capital losses	2,156,922	-
Property and equipment	483,175	552,680
Share issuance costs	206,655	67,250
Convertible debt	2,385,606	-
Other	8,802,009	8,998,673
	196,350,802	168,455,401